Shareholder Report, Line Graph (Details) 190953_Bridges Investment Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Bridges Investment Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Bridges Investment Fund
Accumulated Value	$ 33,459	$ 26,181	$ 18,847	$ 26,451	$ 21,004	$ 16,611	$ 12,572	$ 13,063	$ 10,709	$ 10,000	$ 37,072
S&P 500 TR_
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	$ 33,786	$ 27,025	$ 21,399	$ 26,132	$ 20,304	$ 17,149	$ 13,042	$ 13,640	$ 11,196	$ 10,000	$ 39,827